Disclosure of deferred taxes (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Non-capital loss carry-forwards	$ 372,616	$ 0
Deferred income tax assets	372,616	0
Deferred income tax liability	(372,616)	(172,433)
Net deferred tax asset (liability)	0	(172,433)
Deficiency (excess) of carrying value over tax value of property, plant and equipment [Member]
Statement [Line Items]
Net deferred tax asset (liability)	(154,043)	(169,251)
Excess of carrying value over tax value of intangible assets [Member]
Statement [Line Items]
Net deferred tax asset (liability)	$ (218,573)	$ (3,182)